Leases - Schedule of Leasing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease cost	$ 1,424	$ 546
Short-term lease cost	4	0
Variable Lease, Cost	0	0
Total lease cost	1,428	546
Cash paid for operating leases	1,347	534
Right-of-use assets obtained in exchange for new operating lease liability	$ 2,514	$ 0
Weighted-average remaining lease term - operating lease	2 years 25 days	4 years 2 months 8 days
Weighted-average discount rate - operating lease	10.00%	10.00%